Summary of Significant Accounting Policies and Organization (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 24, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents
Valuation allowance increase decrease					610,845	1,412,328
Government contract revenue						401,620
Contract award							$ 1,021,092
Additional contract award							$ 921,130
Cash excess of FDIC insurance limits	$ 0		$ 0		0	0
Doubtful accounts					$ 0	$ 0